Eaton Vance

Short Duration Diversified Income Fund

January 31, 2022

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 16.0%

Security	Principal Amount (000’s omitted)	Value
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.151%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	$2,000	$1,958,442
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.326%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	1,000	941,822
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 6.006%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	1,000	978,489
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 6.738%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	2,000	1,887,848
Series 2014-4RA, Class D, 5.891%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	1,000	899,509
Series 2015-5A, Class DR, 6.954%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	1,000	952,288
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 6.886%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	1,440	1,413,416
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 5.504%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,000	956,270
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 6.208%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,250	1,212,925
Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 6.254%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	2,000	1,897,394
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 6.004%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	2,000	1,812,756
Madison Park Funding XXV, Ltd., Series 2017-25A, Class D, 6.358%, (3 mo. USD LIBOR + 6.10%), 4/25/29(1)(2)	3,000	2,988,777
Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 6.175%, (3 mo. USD LIBOR + 5.92%), 10/21/30(1)(2)	3,000	2,970,531
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	940	931,109
Palmer Square CLO, Ltd., Series 2013-2A, Class DRR, 6.091%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	2,000	1,966,224
Regatta IX Funding, Ltd., Series 2017-1A, Class E, 6.241%, (3 mo. USD LIBOR + 6.00%), 4/17/30(1)(2)	2,000	1,998,470
Voya CLO, Ltd., Series 2015-3A, Class DR, 6.454%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	2,000	1,874,282

Total Asset-Backed Securities (identified cost $28,089,969)		$27,640,552

Collateralized Mortgage Obligations — 10.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	$233	$248,101
Series 2167, Class BZ, 7.00%, 6/15/29	206	221,203

Security	Principal Amount (000’s omitted)	Value
Series 2182, Class ZB, 8.00%, 9/15/29	$359	$391,362
Series 4273, Class PU, 4.00%, 11/15/43	420	439,920
Series 4452, Class ZJ, 3.00%, 11/15/44	551	551,744
Series 4608, Class TV, 3.50%, 1/15/55	237	238,802
Series 5035, Class AZ, 2.00%, 11/25/50	567	556,054
Interest Only:(3)
Series 362, Class C7, 3.50%, 9/15/47	1,324	181,193
Series 2631, Class DS, 6.994%, (7.10% - 1 mo. USD LIBOR), 6/15/33(4)	361	34,326
Series 2770, Class SH, 6.994%, (7.10% - 1 mo. USD LIBOR), 3/15/34(4)	699	147,190
Series 2981, Class CS, 6.614%, (6.72% - 1 mo. USD LIBOR), 5/15/35(4)	395	63,046
Series 3114, Class TS, 6.544%, (6.65% - 1 mo. USD LIBOR), 9/15/30(4)	820	94,046
Series 3339, Class JI, 6.484%, (6.59% - 1 mo. USD LIBOR), 7/15/37(4)	1,239	228,788
Series 4109, Class ES, 6.044%, (6.15% - 1 mo. USD LIBOR), 12/15/41(4)	31	6,610
Series 4163, Class GS, 6.094%, (6.20% - 1 mo. USD LIBOR), 11/15/32(4)	1,780	325,722
Series 4169, Class AS, 6.144%, (6.25% - 1 mo. USD LIBOR), 2/15/33(4)	1,030	148,872
Series 4180, Class GI, 3.50%, 8/15/26	310	6,818
Series 4203, Class QS, 6.144%, (6.25% - 1 mo. USD LIBOR), 5/15/43(4)	882	118,406
Series 4332, Class KI, 4.00%, 9/15/43	85	767
Series 4370, Class IO, 3.50%, 9/15/41	198	4,286
Series 4497, Class CS, 6.094%, (6.20% - 1 mo. USD LIBOR), 9/15/44(4)	394	10,273
Series 4507, Class EI, 4.00%, 8/15/44	1,199	133,487
Series 4548, Class JS, 5.994%, (6.10% - 1 mo. USD LIBOR), 9/15/43(4)	201	1,551
Series 4629, Class QI, 3.50%, 11/15/46	799	110,729
Series 4644, Class TI, 3.50%, 1/15/45	657	60,506
Series 4653, Class PI, 3.50%, 7/15/44	26	1
Series 4667, Class PI, 3.50%, 5/15/42	388	4,126
Series 4676, Class DI, 4.00%, 7/15/44	125	197
Series 4744, Class IO, 4.00%, 11/15/47	689	100,580
Series 4749, Class IL, 4.00%, 12/15/47	530	77,535
Series 4767, Class IM, 4.00%, 5/15/45	130	476
Series 4768, Class IO, 4.00%, 3/15/48	635	90,343
Series 4772, Class PI, 4.00%, 1/15/48	460	65,436
Series 4966, Class SY, 5.942%, (6.05% - 1 mo. USD LIBOR), 4/25/50(4)	2,270	413,576
Principal Only:(5)
Series 3309, Class DO, 0.00%, 4/15/37	565	495,397
Series 4478, Class PO, 0.00%, 5/15/45	260	229,015

		$5,800,484

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class M2, 3.858%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	$646	$649,642

		$649,642

Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	$42	$43,925
Series 1997-38, Class N, 8.00%, 5/20/27	121	132,396
Series 2007-74, Class AC, 5.00%, 8/25/37	640	698,089
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(4)	182	196,751
Series 2012-134, Class ZT, 2.00%, 12/25/42	575	540,662
Series 2013-6, Class TA, 1.50%, 1/25/43	411	417,252
Series 2015-74, Class SL, 2.286%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(4)	867	640,157

Security	Principal Amount (000’s omitted)	Value
Series 2017-15, Class LE, 3.00%, 6/25/46	$129	$131,493
Series 2018-18, Class QD, 4.50%, 5/25/45	67	67,309
Interest Only:(3)
Series 2004-46, Class SI, 5.892%, (6.00% - 1 mo. USD LIBOR), 5/25/34(4)	510	64,278
Series 2005-17, Class SA, 6.592%, (6.70% - 1 mo. USD LIBOR), 3/25/35(4)	641	122,897
Series 2006-42, Class PI, 6.482%, (6.59% - 1 mo. USD LIBOR), 6/25/36(4)	916	171,474
Series 2006-44, Class IS, 6.492%, (6.60% - 1 mo. USD LIBOR), 6/25/36(4)	748	144,005
Series 2007-50, Class LS, 6.342%, (6.45% - 1 mo. USD LIBOR), 6/25/37(4)	535	89,800
Series 2008-26, Class SA, 6.092%, (6.20% - 1 mo. USD LIBOR), 4/25/38(4)	791	149,229
Series 2008-61, Class S, 5.992%, (6.10% - 1 mo. USD LIBOR), 7/25/38(4)	1,297	190,460
Series 2010-109, Class PS, 6.492%, (6.60% - 1 mo. USD LIBOR), 10/25/40(4)	1,288	236,429
Series 2010-147, Class KS, 5.842%, (5.95% - 1 mo. USD LIBOR), 1/25/41(4)	1,739	222,321
Series 2012-52, Class AI, 3.50%, 8/25/26	339	12,922
Series 2012-118, Class IN, 3.50%, 11/25/42	1,557	269,650
Series 2012-150, Class PS, 6.042%, (6.15% - 1 mo. USD LIBOR), 1/25/43(4)	2,126	375,968
Series 2012-150, Class SK, 6.042%, (6.15% - 1 mo. USD LIBOR), 1/25/43(4)	1,037	207,142
Series 2013-23, Class CS, 6.142%, (6.25% - 1 mo. USD LIBOR), 3/25/33(4)	1,030	149,685
Series 2013-54, Class HS, 6.192%, (6.30% - 1 mo. USD LIBOR), 10/25/41(4)	236	7,172
Series 2014-32, Class EI, 4.00%, 6/25/44	256	34,612
Series 2014-55, Class IN, 3.50%, 7/25/44	636	139,996
Series 2014-80, Class BI, 3.00%, 12/25/44	1,206	184,183
Series 2014-89, Class IO, 3.50%, 1/25/45	464	81,726
Series 2015-14, Class KI, 3.00%, 3/25/45	1,156	198,683
Series 2015-17, Class SA, 6.092%, (6.20% - 1 mo. USD LIBOR), 11/25/43(4)	31	155
Series 2015-52, Class MI, 3.50%, 7/25/45	605	125,613
Series 2015-57, Class IO, 3.00%, 8/25/45	2,888	502,282
Series 2015-93, Class BS, 6.042%, (6.15% - 1 mo. USD LIBOR), 8/25/45(4)	639	52,680
Series 2017-46, Class NI, 3.00%, 8/25/42	46	62
Series 2018-21, Class IO, 3.00%, 4/25/48	1,013	136,248
Series 2020-23, Class SP, 5.942%, (6.05% - 1 mo. USD LIBOR), 2/25/50(4)	1,899	359,592
Series 2020-45, Class IJ, 2.50%, 7/25/50	2,531	331,344
Principal Only:(5)
Series 2006-8, Class WQ, 0.00%, 3/25/36	531	456,779

		$7,885,421

Government National Mortgage Association:
Series 2013-131, Class GS, 3.398%, (3.50% - 1 mo. USD LIBOR), 6/20/43(4)	$87	$42,601
Series 2021-160, Class NZ, 3.00%, 9/20/51	1,451	1,451,795
Interest Only:(3)
Series 2017-121, Class DS, 4.396%, (4.50% - 1 mo. USD LIBOR), 8/20/47(4)	1,209	113,727
Series 2020-146, Class IQ, 2.00%, 10/20/50	6,681	705,748
Series 2021-193, Class IU, 3.00%, 11/20/49	8,635	808,730

		$3,122,601

Total Collateralized Mortgage Obligations (identified cost $27,996,612)		$17,458,148

Commercial Mortgage-Backed Securities — 9.9%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(6)	$795	$739,920
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(6)	1,605	1,285,076
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.492%, 2/15/50(1)(6)	500	452,197
COMM Mortgage Trust, Series 2013-CR11, Class D, 5.119%, 8/10/50(1)(6)	2,858	2,845,000
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 3.858%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	1,000	997,004
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.553%, 9/15/47(1)(6)	1,850	1,476,276
Series 2014-C25, Class D, 3.941%, 11/15/47(1)(6)	360	290,504
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class D, 5.733%, 8/15/46(1)(6)	195	194,505
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(7)	1,000	861,324
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(6)(7)	250	203,918
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(7)	1,000	580,395
UBS Commercial Mortgage Trust, Series 2012-C1, Class D, 5.676%, 5/10/45(1)(6)	2,000	1,888,712
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.299%, 4/10/46(1)(6)	1,000	897,133
VMC Finance, LLC, Series 2021-HT1, Class B, 4.603%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(2)	1,000	1,002,046
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class D, 4.305%, 7/15/46(1)(6)	2,000	1,240,000
Series 2015-C31, Class D, 3.852%, 11/15/48	922	847,565
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,000	841,693
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	500	378,138

Total Commercial Mortgage-Backed Securities (identified cost $17,423,135)		$17,021,406

U.S. Government Agency Mortgage-Backed Securities — 25.8%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.764%, (COF + 1.25%), 1/1/35(8)	$500	$513,520
4.50%, 7/1/48	138	145,869
6.00%, 3/1/29	572	629,895
6.15%, 7/20/27	127	135,925
6.50%, 7/1/32	453	502,569
7.00%, 4/1/36	538	612,445
7.50%, 11/17/24	82	82,516
9.00%, 3/1/31	5	5,554

		$2,628,293

Federal National Mortgage Association:
1.682%, (6 mo. USD LIBOR + 1.54%), 9/1/37(8)	$146	$151,148
3.00%, 30-Year, TBA(9)	900	919,828
3.00%, 30-Year, TBA(9)	5,260	5,361,914
5.00%, with various maturities to 2040	811	892,516

Security	Principal Amount (000’s omitted)	Value
5.50%, with various maturities to 2033	$652	$716,195
6.00%, 11/1/23	124	128,622
6.331%, (COF + 2.00%, Floor 6.331%), 7/1/32(8)	133	148,790
6.50%, with various maturities to 2036	1,152	1,286,081
7.00%, with various maturities to 2037	514	576,735
10.00%, 8/1/31	8	8,148

		$10,189,977

Government National Mortgage Association:
2.50%, 11/20/51	$20	$20,402
3.00%, with various maturities to 2052	25,719	26,385,366
3.00%, 30-Year, TBA(9)	4,400	4,504,584
4.50%, 10/15/47	242	269,880
7.50%, 8/15/25	79	83,043
8.00%, 3/15/34	437	481,442
9.50%, 7/15/25	1	968

		$31,745,685

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $44,399,798)		$44,563,955

Common Stocks — 0.4%

Security	Shares	Value
Automotive — 0.0%(10)
Dayco Products, LLC(11)(12)	8,898	$66,735

		$66,735

Electronics/Electrical — 0.1%
Skillsoft Corp.(11)(12)	11,700	$86,814

		$86,814

Health Care — 0.0%(10)
Akorn Holding Company, LLC, Class A(11)(12)	6,053	$56,999

		$56,999

Nonferrous Metals/Minerals — 0.0%(10)
ACNR Holdings, Inc., Class A(11)(12)	587	$27,002

		$27,002

Oil and Gas — 0.1%
AFG Holdings, Inc.(11)(12)(13)	3,122	$19,294
McDermott International, Ltd.(11)(12)	12,407	6,318
QuarterNorth Energy, Inc.(11)(12)	1,519	159,748
RDV Resources, Inc., Class A(11)(12)	4,228	12,684

		$198,044

Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(11)(12)	11,266	$34,474
Cumulus Media, Inc., Class A(11)(12)	6,722	68,900
iHeartMedia, Inc., Class A(11)(12)	4,791	96,539

		$199,913

Security	Shares	Value
Telecommunications — 0.1%
GEE Acquisition Holdings Corp.(11)(12)(13)	3,588	$75,420

		$75,420

Total Common Stocks (identified cost $870,749)		$710,927

Corporate Bonds — 13.0%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc., 6.25%, 3/15/26(1)	$179	$184,997

		$184,997

Automotive — 0.5%
Clarios Global, L.P.:
6.25%, 5/15/26(1)	$116	$120,055
8.50%, 5/15/27(1)	642	672,138

		$792,193

Building and Development — 0.4%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	$500	$490,305
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)	84	86,758
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	187	190,304

		$767,367

Business Equipment and Services — 1.0%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	$460	$473,303
Terminix Co., LLC (The), 7.45%, 8/15/27	1,000	1,233,445

		$1,706,748

Cable and Satellite Television — 0.6%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/30(1)	$75	$74,524
5.50%, 5/1/26(1)	500	512,375
CSC Holdings, LLC, 7.50%, 4/1/28(1)	500	517,810

		$1,104,709

Conglomerates — 0.3%
Spectrum Brands, Inc., 5.00%, 10/1/29(1)	$530	$548,643

		$548,643

Distribution & Wholesale — 0.0%(10)
Performance Food Group, Inc., 5.50%, 10/15/27(1)	$69	$70,701

		$70,701

Drugs — 0.5%
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	$63	$63,796
Bausch Health Companies, Inc., 9.00%, 12/15/25(1)	255	266,740
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)	500	489,175

		$819,711

Ecological Services and Equipment — 0.0%(10)
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	$25	$24,289

		$24,289

Security	Principal Amount (000’s omitted)	Value
Electronics/Electrical — 0.0%(10)
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	$45	$45,049

		$45,049

Financial Services — 0.6%
Vietnam Debt and Asset Trading Corp., 1.00%, 10/10/25(14)	$1,060	$969,131

		$969,131

Food Products — 0.2%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	$315	$334,585

		$334,585

Health Care — 1.5%
Centene Corp., 3.00%, 10/15/30	$624	$606,462
HCA, Inc., 5.875%, 2/1/29	753	852,019
LifePoint Health, Inc., 5.375%, 1/15/29(1)	447	425,752
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	296	292,411
Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(1)	500	487,158

		$2,663,802

Insurance — 0.6%
Hub International, Ltd., 7.00%, 5/1/26(1)	$948	$974,283

		$974,283

Internet Software & Services — 0.2%
Netflix, Inc., 5.875%, 11/15/28	$230	$266,839

		$266,839

Leisure Goods/Activities/Movies — 0.3%
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	$540	$494,141

		$494,141

Lodging and Casinos — 0.0%(10)
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27	$44	$48,704

		$48,704

Media — 0.3%
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	$477	$487,141

		$487,141

Metals/Mining — 0.1%
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	$112	$117,546

		$117,546

Nonferrous Metals/Minerals — 0.4%
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)	$273	$274,368
New Gold, Inc., 7.50%, 7/15/27(1)	400	420,598

		$694,966

Oil and Gas — 2.0%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	$250	$256,773
Colgate Energy Partners III, LLC, 7.75%, 2/15/26(1)	750	807,724
Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(1)	592	620,973
Occidental Petroleum Corp., 6.125%, 1/1/31	400	462,350
Petrobras Global Finance BV, 6.90%, 3/19/49	314	320,464

Security	Principal Amount (000’s omitted)	Value
Petroleos Mexicanos:
6.75%, 9/21/47	$584	$501,971
6.84%, 1/23/30	307	314,670
Tervita Corp., 11.00%, 12/1/25(1)	180	208,805

		$3,493,730

Packaging & Containers — 0.2%
ARD Finance S.A., 6.50%, (6.50% cash or 7.25% PIK), 6/30/27(1)(15)	$341	$345,075

		$345,075

Pipelines — 0.3%
Cheniere Energy Partners, L.P., 4.50%, 10/1/29	$71	$72,698
Venture Global Calcasieu Pass, LLC, 3.875%, 8/15/29(1)	420	420,000

		$492,698

Radio and Television — 0.7%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	$146	$67,770
iHeartCommunications, Inc.:
6.375%, 5/1/26	27	28,104
8.375%, 5/1/27	49	51,430
Sirius XM Radio, Inc.:
4.125%, 7/1/30(1)	124	118,326
5.50%, 7/1/29(1)	500	519,650
Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)	443	468,461

		$1,253,741

Retailers (Except Food and Drug) — 0.2%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	$250	$268,651

		$268,651

Software and Services — 0.1%
Fair Isaac Corp., 4.00%, 6/15/28(1)	$250	$248,053

		$248,053

Steel — 0.4%
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	$664	$684,554

		$684,554

Telecommunications — 1.1%
Altice France Holding S.A., 10.50%, 5/15/27(1)	$269	$285,841
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	200	207,542
Hughes Satellite Systems Corp., 6.625%, 8/1/26	470	507,010
Lumen Technologies, Inc., 7.50%, 4/1/24	66	70,602
Sprint Capital Corp., 6.875%, 11/15/28	191	227,486
Sprint Communications, Inc., 6.00%, 11/15/22	25	25,777
Sprint Corp., 7.875%, 9/15/23	533	576,277
ViaSat, Inc., 5.625%, 4/15/27(1)	62	63,153

		$1,963,688

Utilities — 0.4%
Calpine Corp.:
4.50%, 2/15/28(1)	$250	$244,875
4.625%, 2/1/29(1)	250	237,109
5.25%, 6/1/26(1)	25	25,475

Security	Principal Amount (000’s omitted)	Value
TerraForm Power Operating, LLC:
4.25%, 1/31/23(1)	$45	$45,289
5.00%, 1/31/28(1)	70	71,017

		$623,765

Total Corporate Bonds (identified cost $22,047,446)		$22,489,500

Preferred Stocks — 0.0%(10)

Security	Shares	Value
Nonferrous Metals/Minerals — 0.0%(10)
ACNR Holdings, Inc., 15.00% (PIK)(11)(12)	277	$77,560

Total Preferred Stocks (identified cost $0)		$77,560

Senior Floating-Rate Loans — 41.0%(16)

Borrower/Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 1/18/27	98	$98,288
Dynasty Acquisition Co., Inc.:
Term Loan, 3.724%, (3 mo. USD LIBOR + 3.50%), 4/6/26	43	41,874
Term Loan, 3.724%, (3 mo. USD LIBOR + 3.50%), 4/6/26	80	77,886

		$218,048

Air Transport — 0.4%
Brown Group Holding, LLC, Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 6/7/28	188	$187,190
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	125	132,078
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	300	317,250

		$636,518

Automotive — 1.7%
Adient US, LLC, Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 4/10/28	124	$124,517
Autokiniton US Holdings, Inc., Term Loan, 5.00%, (6 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28	174	174,582
Belron Finance US, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28	124	124,205
Clarios Global, L.P., Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 4/30/26	465	463,470
Dayco Products, LLC, Term Loan, 4.425%, (3 mo. USD LIBOR + 4.25%), 5/19/23	167	164,757
Garrett LX I S.a.r.l., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/30/28	100	99,501
Gates Global, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 3/31/27	293	292,253
Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27	396	396,062
MajorDrive Holdings IV, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28	75	74,672

Borrower/Description	Principal Amount* (000’s omitted)	Value
Tenneco, Inc., Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 10/1/25	509	$504,210
Thor Industries, Inc., Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 2/1/26	142	141,977
TI Group Automotive Systems, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/16/26	99	99,250
Truck Hero, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 1/31/28	199	198,277
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	150	149,718

		$3,007,451

Beverage and Tobacco — 0.1%
Arterra Wines Canada, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/24/27	149	$148,222
City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28	125	119,544

		$267,766

Brokerage/Securities Dealers/Investment Houses — 0.3%
Advisor Group, Inc., Term Loan, 4.605%, (1 mo. USD LIBOR + 4.50%), 7/31/26	172	$171,488
Hudson River Trading, LLC, Term Loan, 3.171%, (SOFR + 3.114%), 3/20/28	348	343,838

		$515,326

Building and Development — 1.7%
Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28	75	$75,257
American Residential Services, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27	99	99,124
Beacon Roofing Supply, Inc., Term Loan, 2.355%, (1 mo. USD LIBOR + 2.25%), 5/19/28	149	148,712
Brookfield Property REIT, Inc., Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 8/27/25	139	137,871
CP Atlas Buyer, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/23/27	224	223,080
CPG International, Inc., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24	221	221,106
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 8/21/25	776	775,274
DiversiTech Holdings, Inc.:
Term Loan, 0.00%, 12/16/28(17)	21	21,616
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/16/28	104	103,701
Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (USD LIBOR + 3.25%, Floor 0.50%), 2/3/28(18)	174	173,114
Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26	195	195,593
Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27	99	98,877
SRS Distribution, Inc., Term Loan, 4.269%, (USD LIBOR + 3.75%), 6/2/28(18)	149	149,237
Standard Industries, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 9/22/28	160	160,382
White Cap Buyer, LLC, Term Loan, 6.25%, (USD Prime + 3.00%), 10/19/27	321	321,364

		$2,904,308

Business Equipment and Services — 4.2%
AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	223	$222,894
Allied Universal Holdco, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/12/28	468	467,393

Borrower/Description	Principal Amount* (000’s omitted)		Value
AppLovin Corporation:
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 8/15/25		414	$413,536
Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 10/25/28		200	199,251
Bracket Intermediate Holding Corp., Term Loan, 4.466%, (3 mo. USD LIBOR + 4.25%), 9/5/25		121	120,862
Camelot U.S. Acquisition 1 Co.:
Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 10/30/26		270	268,995
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26		173	173,087
Ceridian HCM Holding, Inc., Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 4/30/25		218	215,402
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27		320	321,411
Employbridge, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 7/14/28		224	224,237
Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28		448	444,448
Garda World Security Corporation, Term Loan, 4.36%, (1 mo. USD LIBOR + 4.25%), 10/30/26		170	170,839
Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		347	348,316
Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		124	123,905
Indy US Bidco, LLC, Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 3/5/28		99	99,313
Intrado Corporation, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24		151	141,386
IRI Holdings, Inc., Term Loan, 4.355%, (1 mo. USD LIBOR + 4.25%), 12/1/25		218	218,864
Iron Mountain, Inc., Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 1/2/26		120	118,758
Ivanti Software, Inc.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		99	98,654
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 12/1/27		398	396,756
KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26		98	96,650
KUEHG Corp.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25		307	303,054
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 8/22/25		50	49,962
Magnite, Inc., Term Loan, 5.75%, (6 mo. USD LIBOR + 5.00%, Floor 0.75%), 4/28/28		100	99,749
MedAssets Software Intermediate Holdings, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 12/18/28		125	124,818
Monitronics International, Inc., Term Loan, 8.75%, (3 mo. USD LIBOR + 7.50%, Floor 1.25%), 3/29/24		197	167,287
Packaging Coordinators Midco, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/30/27		224	223,865
Skopima Merger Sub, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28		224	224,320
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28		596	596,105
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 2.375%, (6 mo. EURIBOR + 2.375%), 7/15/25	EUR	111	123,067
Tempo Acquisition, LLC, Term Loan, 3.50%, (SOFR + 3.00%, Floor 0.50%), 8/31/28		126	126,558
Trans Union, LLC, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/1/28		261	260,578

			$7,184,320

Borrower/Description	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 1.4%
CSC Holdings, LLC:
Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 7/17/25		438	$431,766
Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 1/15/26		146	143,512
Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 4/15/27		194	191,874
Numericable Group S.A., Term Loan, 3.049%, (3 mo. USD LIBOR + 2.75%), 7/31/25		310	306,225
Telenet Financing USD, LLC, Term Loan, 2.106%, (1 mo. USD LIBOR + 2.00%), 4/30/28		575	566,869
UPC Broadband Holding B.V., Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 4/30/28		125	123,549
UPC Financing Partnership, Term Loan, 3.106%, (1 mo. USD LIBOR + 3.00%), 1/31/29		450	447,947
Virgin Media Bristol, LLC, Term Loan, 3.356%, (1 mo. USD LIBOR + 3.25%), 1/31/29		175	174,906

			$2,386,648

Chemicals and Plastics — 1.7%
Aruba Investments, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/24/27		99	$99,499
Atotech B.V., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/18/28		149	149,157
CPC Acquisition Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27		124	122,977
Ferro Corporation:
Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), 2/14/24		12	12,314
Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), 2/14/24		13	12,582
Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27		120	119,651
Hexion, Inc., Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), 7/1/26		122	122,180
Illuminate Buyer, LLC, Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 6/30/27		118	117,665
INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	25	28,057
INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26		398	397,751
INEOS US Finance, LLC, Term Loan, 2.105%, (1 mo. USD LIBOR + 2.00%), 4/1/24		504	502,236
Lonza Group AG:
Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 7/3/28		199	199,097
Term Loan, 7/3/28(19)		75	75,036
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/29/27		124	124,220
Pregis TopCo Corporation, Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 7/31/26		98	97,985
Pretium PKG Holdings, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/2/28		100	100,116
Starfruit Finco B.V., Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 10/1/25		280	278,734
Tronox Finance, LLC, Term Loan, 2.454%, (USD LIBOR + 2.25%), 3/13/28(18)		208	207,150
W.R. Grace & Co. Conn., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/22/28		150	150,356

			$2,916,763

Containers and Glass Products — 0.7%
Berlin Packaging, LLC, Term Loan, 4.25%, (USD LIBOR + 3.75%, Floor 0.50%), 3/11/28(18)		175	$174,563

Borrower/Description	Principal Amount* (000’s omitted)	Value
BWAY Holding Company, Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/3/24	230	$227,836
Flex Acquisition Company, Inc., Term Loan, 3.214%, (3 mo. USD LIBOR + 3.00%), 6/29/25	216	214,807
Reynolds Group Holdings, Inc.:
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 2/5/26	223	221,497
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/20/28	150	149,583
TricorBraun Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28	125	123,959
Trident TPI Holdings, Inc.:
Term Loan, 4.201%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 9/15/28(17)	16	15,558
Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 9/15/28	109	109,520

		$1,237,323

Cosmetics/Toiletries — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26	198	$192,484

		$192,484

Drugs — 1.5%
Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25	52	$52,578
Alkermes, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/12/26	69	67,902
Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25	504	499,877
Bausch Health Companies, Inc., Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 6/2/25	539	538,651
Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28	147	146,942
Elanco Animal Health Incorporated, Term Loan, 1.852%, (1 mo. USD LIBOR + 1.75%), 8/1/27	284	280,380
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28	249	249,096
Mallinckrodt International Finance S.A.:
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24	644	605,173
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25	215	201,645

		$2,642,244

Ecological Services and Equipment — 0.3%
EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25	160	$160,362
GFL Environmental, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25	198	198,853
TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27	99	99,334

		$458,549

Electronics/Electrical — 8.7%
Altar Bidco, Inc., Term Loan, 2/1/29(19)	175	$175,000
Applied Systems, Inc.:
Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 9/19/24	687	686,608
Term Loan - Second Lien, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 9/19/25	74	74,988
AQA Acquisition Holding, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 3/3/28	124	124,790
Astra Acquisition Corp.:
Term Loan, 5.75%, (1 mo. USD LIBOR + 5.25%, Floor 0.50%), 10/25/28	250	247,656
Term Loan - Second Lien, 9.625%, (1 mo. USD LIBOR + 8.875%, Floor 0.75%), 10/22/29	250	249,375

Borrower/Description	Principal Amount* (000’s omitted)	Value
Banff Merger Sub, Inc.:
Term Loan, 3.974%, (3 mo. USD LIBOR + 3.75%), 10/2/25	349	$347,602
Term Loan - Second Lien, 6.00%, (3 mo. USD LIBOR + 5.50%, Floor 0.50%), 2/27/26	125	126,055
CentralSquare Technologies, LLC, Term Loan, 3.974%, (3 mo. USD LIBOR + 3.75%), 8/29/25	121	116,075
Chamberlain Group, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/3/28	225	224,859
Cloudera, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/28	400	398,750
Cohu, Inc., Term Loan, 3.519%, (6 mo. USD LIBOR + 3.00%), 10/1/25	30	30,402
CommScope, Inc., Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 4/6/26	269	264,612
Constant Contact, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28	274	273,659
Cornerstone OnDemand, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28	200	199,938
Creation Technologies, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.50%, Floor 0.50%), 10/5/28	150	150,187
Delta TopCo, Inc.:
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	223	223,452
Term Loan - Second Lien, 8.00%, (6 mo. USD LIBOR + 7.25%, Floor 0.75%), 12/1/28	300	303,000
E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/4/28	124	124,861
ECI Macola Max Holding, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27	198	198,537
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24	263	263,006
Epicor Software Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27	98	98,001
EXC Holdings III Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24	97	97,113
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24	386	385,299
Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27	843	845,714
Go Daddy Operating Company, LLC, Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 2/15/24	589	585,680
GoTo Group, Inc., Term Loan, 4.856%, (1 mo. USD LIBOR + 4.75%), 8/31/27	272	270,548
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	514	514,060
II-VI Incorporated, Term Loan, 12/1/28(19)	150	150,047
Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26	99	98,814
Imprivata, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/1/27	174	173,687
Informatica, LLC, Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 10/27/28	375	374,219
MA FinanceCo., LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25	265	265,018
Magenta Buyer, LLC:
Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 7/27/28	599	598,500
Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 7/27/29	150	149,250
Maverick Bidco, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 5/18/28	125	124,921
Mirion Technologies, Inc., Term Loan, 3.25%, (6 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/20/28	100	99,463
NCR Corporation, Term Loan, 2.80%, (3 mo. USD LIBOR + 2.50%), 8/28/26	147	145,250
Panther Commercial Holdings L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28	124	124,681
PointClickCare Technologies, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27	99	99,374

Borrower/Description	Principal Amount* (000’s omitted)	Value
Polaris Newco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28	374	$374,424
Proofpoint, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/31/28	375	373,307
Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28	223	221,376
RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	399	397,365
Renaissance Holding Corp., Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 5/30/25	268	266,287
Seattle Spinco, Inc., Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 6/21/24	112	111,515
SolarWinds Holdings, Inc., Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 2/5/24	168	166,375
Sovos Compliance, LLC:
Term Loan, 4.50%, 8/11/28(17)	15	14,821
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.50%, Floor 0.50%), 8/11/28	85	85,822
SS&C European Holdings S.a.r.l., Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 4/16/25	130	128,389
SS&C Technologies, Inc., Term Loan, 1.856%, (1 mo. USD LIBOR + 1.75%), 4/16/25	160	158,109
SurveyMonkey, Inc., Term Loan, 3.86%, (1 mo. USD LIBOR + 3.75%), 10/10/25	213	212,185
Symplr Software, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27	124	124,463
Tibco Software, Inc., Term Loan, 3.86%, (1 mo. USD LIBOR + 3.75%), 6/30/26	193	193,234
Uber Technologies, Inc.:
Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 4/4/25	118	117,850
Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 2/25/27	159	159,103
Ultimate Software Group, Inc. (The):
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 5/4/26	619	617,988
Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 5/4/26	244	244,299
Ultra Clean Holdings, Inc., Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 8/27/25	175	174,963
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/5/27	124	124,450
Verifone Systems, Inc., Term Loan, 4.178%, (3 mo. USD LIBOR + 4.00%), 8/20/25	170	168,299
Veritas US, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25	395	395,504
VS Buyer, LLC, Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 2/28/27	172	171,615

		$15,004,794

Equipment Leasing — 0.1%
PECF USS Intermediate Holding III Corporation, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.25%, Floor 0.50%), 12/15/28	100	$100,229

		$100,229

Financial Intermediaries — 1.6%
Aretec Group, Inc., Term Loan, 4.355%, (1 mo. USD LIBOR + 4.25%), 10/1/25	194	$194,158
Citco Funding, LLC, Term Loan, 2.658%, (3 mo. USD LIBOR + 2.50%), 9/28/23	632	631,182
CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28	798	795,173
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(20)	315	64,571
EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25	48	48,065
FinCo I, LLC, Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 6/27/25	132	131,226
Franklin Square Holdings, L.P., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 8/1/25	73	72,472
Greenhill & Co., Inc., Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 4/12/24	109	108,818
GreenSky Holdings, LLC, Term Loan, 3.375%, (1 mo. USD LIBOR + 3.25%), 3/31/25	193	192,620
Guggenheim Partners, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 7/21/23	182	182,002
LPL Holdings, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 11/12/26	196	195,857
Victory Capital Holdings, Inc., Term Loan, 2.466%, (3 mo. USD LIBOR + 2.25%), 7/1/26	125	123,872

		$2,740,016

Borrower/Description	Principal Amount* (000’s omitted)	Value
Food Products — 0.7%
Froneri International, Ltd., Term Loan, 2.355%, (1 mo. USD LIBOR + 2.25%), 1/29/27	296	$292,046
H Food Holdings, LLC:
Term Loan, 3.793%, (1 mo. USD LIBOR + 3.69%), 5/23/25	97	96,017
Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 5/23/25	49	48,355
HLF Financing S.a.r.l., Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 8/18/25	133	132,859
JBS USA LUX S.A., Term Loan, 2.105%, (1 mo. USD LIBOR + 2.00%), 5/1/26	681	679,899

		$1,249,176

Food Service — 1.1%
1011778 B.C. Unlimited Liability Company, Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 11/19/26	858	$846,781
Aramark Services, Inc., Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 3/11/25	140	138,267
IRB Holding Corp.:
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/5/25	265	265,118
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	248	247,500
Sovos Brands Intermediate, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 6/8/28	83	83,130
US Foods, Inc., Term Loan, 2.105%, (1 mo. USD LIBOR + 2.00%), 9/13/26	244	242,084

		$1,822,880

Forest Products — 0.1%
Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28	174	$173,907

		$173,907

Health Care — 3.4%
Accelerated Health Systems, LLC, Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 10/31/25	73	$72,659
ADMI Corp., Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 4/30/25	241	238,751
AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/7/28	150	150,188
athenahealth, Inc., Term Loan, 4.40%, (3 mo. USD LIBOR + 4.25%), 2/11/26	294	293,750
Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 8/2/28	125	125,156
BW NHHC Holdco, Inc., Term Loan, 5.16%, (3 mo. USD LIBOR + 5.00%), 5/15/25	145	123,098
Cano Health, LLC, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 11/23/27	77	77,011
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	763	763,426
CHG Healthcare Services, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/29/28	150	150,018
Electron BidCo, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/1/28	125	124,971
Ensemble RCM, LLC, Term Loan, 4.049%, (3 mo. USD LIBOR + 3.75%), 8/3/26	197	197,416
Envision Healthcare Corporation, Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 10/10/25	657	510,826
Hanger, Inc., Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 3/6/25	144	144,285
Medical Solutions, LLC:
Term Loan, 3.50%, 11/1/28(17)	32	32,009
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/1/28	168	168,045
National Mentor Holdings, Inc.:
Term Loan, 3.75%, 3/2/28(17)	14	13,838

Borrower/Description	Principal Amount* (000’s omitted)	Value
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/2/28	9	$9,388
Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 3/2/28(18)	324	321,379
Navicure, Inc., Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 10/22/26	246	246,461
Ortho-Clinical Diagnostics S.A., Term Loan, 3.102%, (1 mo. USD LIBOR + 3.00%), 6/30/25	294	293,760
Phoenix Guarantor, Inc., Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 3/5/26	268	267,051
Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28	174	173,408
Radnet Management, Inc., Term Loan, 3.754%, (USD LIBOR + 3.00%, Floor 0.75%), 4/21/28(18)	149	149,204
Select Medical Corporation, Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 3/6/25	374	371,871
Sotera Health Holdings, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26	100	99,860
Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26	149	149,659
Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26	218	218,170
Verscend Holding Corp., Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 8/27/25	318	318,174
WP CityMD Bidco, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/22/28	100	100,027

		$5,903,859

Home Furnishings — 0.8%
ACProducts, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/17/28	274	$272,556
Conair Holdings, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/17/28	224	224,601
Mattress Firm, Inc., Term Loan, 5.00%, (6 mo. USD LIBOR + 4.25%, Floor 0.75%), 9/25/28	175	174,606
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	170	172,246
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	564	540,796

		$1,384,805

Industrial Equipment — 1.6%
Albion Financing 3 S.a.r.l., Term Loan, 5.75%, (3 mo. USD LIBOR + 5.25%, Floor 0.50%), 8/17/26	225	$224,930
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27	171	171,681
Apex Tool Group, LLC, Term Loan, 6.75%, (1 mo. USD LIBOR + 5.50%, Floor 1.25%), 8/1/24	338	337,662
CPM Holdings, Inc., Term Loan, 3.606%, (1 mo. USD LIBOR + 3.50%), 11/17/25	48	48,373
DexKo Global, Inc.:
Term Loan, 3.878%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/4/28(17)	20	20,006
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/4/28	105	105,033
DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27	99	98,845
Filtration Group Corporation:
Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 3/29/25	231	230,831
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/21/28	100	99,802
Gardner Denver, Inc., Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 3/1/27	166	165,048

Borrower/Description	Principal Amount* (000’s omitted)		Value
GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25		95	$94,927
Granite Holdings US Acquisition Co., Term Loan, 4.224%, (3 mo. USD LIBOR + 4.00%), 9/30/26		198	198,051
Ingersoll-Rand Services Company, Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 3/1/27		197	194,959
LTI Holdings, Inc., Term Loan, 4.855%, (1 mo. USD LIBOR + 4.75%), 7/24/26		24	24,376
Robertshaw US Holding Corp., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 2/28/25(18)		144	136,579
Titan Acquisition Limited, Term Loan, 3.354%, (6 mo. USD LIBOR + 3.00%), 3/28/25		409	404,119
Vertical US Newco, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/30/27		198	197,795

			$2,753,017

Insurance — 2.0%
Alliant Holdings Intermediate, LLC:
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 5/9/25		73	$72,588
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 5/9/25		238	235,714
AmWINS Group, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/19/28		619	614,788
AssuredPartners, Inc., Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 2/12/27		25	24,381
Asurion, LLC:
Term Loan, 3.23%, (1 mo. USD LIBOR + 3.13%), 11/3/23		222	222,044
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 12/23/26		495	492,348
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 7/31/27		40	39,489
Term Loan - Second Lien, 5.355%, (1 mo. USD LIBOR + 5.25%), 1/31/28		50	50,125
Hub International Limited, Term Loan, 3.017%, (USD LIBOR + 2.75%), 4/25/25(18)		700	693,941
NFP Corp., Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 2/15/27		49	48,076
Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27		272	271,605
Sedgwick Claims Management Services, Inc., Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 12/31/25		170	168,901
USI, Inc.:
Term Loan, 3.224%, (3 mo. USD LIBOR + 3.00%), 5/16/24		383	381,181
Term Loan, 3.474%, (3 mo. USD LIBOR + 3.25%), 12/2/26		196	195,227

			$3,510,408

Leisure Goods/Activities/Movies — 2.1%
AMC Entertainment Holdings, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 4/22/26		267	$239,106
Amer Sports Oyj, Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 3/30/26	EUR	263	295,459
Bombardier Recreational Products, Inc., Term Loan, 2.105%, (1 mo. USD LIBOR + 2.00%), 5/24/27		784	777,323
Carnival Corporation:
Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25		197	195,473
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 10/18/28		375	372,188
ClubCorp Holdings, Inc., Term Loan, 2.97%, (3 mo. USD LIBOR + 2.75%), 9/18/24		263	254,817
Crown Finance US, Inc.:
Term Loan, 9.25%, (6 mo. USD LIBOR + 8.25%, Floor 1.00%), 5/23/24		53	56,243
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25		243	185,611
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), 9/30/26		220	164,930
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(21)		67	79,847

Borrower/Description	Principal Amount* (000’s omitted)		Value
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24		160	$159,545
Lindblad Expeditions, Inc.:
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		77	76,615
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		307	306,460
Match Group, Inc., Term Loan, 1.908%, (3 mo. USD LIBOR + 1.75%), 2/13/27		100	98,708
SeaWorld Parks & Entertainment, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/25/28		125	124,821
Travel Leaders Group, LLC, Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 1/25/24		121	116,252
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	106	112,705

			$3,616,103

Lodging and Casinos — 0.7%
Fertitta Entertainment, LLC, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 1/27/29		229	$230,303
Hilton Grand Vacations Borrower, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/2/28		150	149,532
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24		350	344,185
Stars Group Holdings B.V. (The), Term Loan, 2.474%, (3 mo. USD LIBOR + 2.25%), 7/21/26		349	348,652
Twin River Worldwide Holdings, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/2/28		175	175,097

			$1,247,769

Nonferrous Metals/Minerals — 0.1%
American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25		56	$57,354
Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/17/25		47	46,992

			$104,346

Oil and Gas — 0.9%
Ameriforge Group, Inc.:
Term Loan, 12.583%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/29/23(17)		11	$5,303
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 12/31/23		84	41,863
Apergy Corporation, Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25		17	16,846
Buckeye Partners L.P., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 11/1/26		393	391,611
CITGO Petroleum Corporation, Term Loan, 7.25%, (1 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24		332	333,563
Delek US Holdings, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25		98	98,659
Freeport LNG Investments, LLLP, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/21/28		100	99,688
Lealand Finance Company B.V., Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 1.105% cash, 3.00% PIK, 6/30/25		29	14,027
Matador Bidco S.a.r.l., Term Loan, 4.855%, (1 mo. USD LIBOR + 4.75%), 10/15/26		147	147,743
Oryx Midstream Services Permian Basin, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/5/28		125	124,931

Borrower/Description	Principal Amount* (000’s omitted)	Value
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 8/27/26	55	$55,402
RDV Resources Properties, LLC, Term Loan, 9.50%, (1 mo. USD LIBOR + 8.50%, Floor 1.00%), 3/29/24	65	57,666
UGI Energy Services, LLC, Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 8/13/26	146	146,707

		$1,534,009

Publishing — 0.2%
Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28	74	$74,157
Getty Images, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26	144	144,147
LABL, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 5.00%, Floor 0.50%), 10/29/28	100	100,652

		$318,956

Radio and Television — 0.7%
CMG Media Corporation., Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 12/17/26	270	$268,011
Diamond Sports Group, LLC, Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 8/24/26	440	176,775
Entravision Communications Corporation, Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 11/29/24	124	122,942
Gray Television, Inc.:
Term Loan, 2.602%, (1 mo. USD LIBOR + 2.50%), 1/2/26	85	84,692
Term Loan, 3.102%, (1 mo. USD LIBOR + 3.00%), 12/1/28	150	149,794
Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25	88	88,191
iHeartCommunications, Inc., Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 5/1/26	67	66,250
Nexstar Broadcasting, Inc., Term Loan, 2.355%, (1 mo. USD LIBOR + 2.25%), 1/17/24	126	125,600
Sinclair Television Group, Inc., Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 9/30/26	98	95,318

		$1,177,573

Retailers (Except Food and Drug) — 0.5%
CNT Holdings I Corp., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/8/27	99	$99,343
Great Outdoors Group, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28	396	396,833
Hoya Midco, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	127	127,205
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	224	223,805

		$847,186

Steel — 0.1%
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	120	$119,636
Zekelman Industries, Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 1/24/27	121	120,130

		$239,766

Surface Transport — 0.2%
Kenan Advantage Group, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/24/26	347	$347,583

		$347,583

Telecommunications — 0.8%
Digicel International Finance Limited, Term Loan, 3.50%, (6 mo. USD LIBOR + 3.25%), 5/28/24	120	$117,033
GEE Holdings 2, LLC:
Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25	32	31,032

Borrower/Description	Principal Amount* (000’s omitted)		Value
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26		64	$55,210
Intelsat Jackson Holdings S.A.:
DIP Loan, 5.392%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 10/13/22(17)		100	99,953
Term Loan, 8.75%, (USD Prime + 5.50%), 1/2/24		250	250,250
Plantronics, Inc., Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 7/2/25		164	161,298
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23		144	144,220
Zayo Group Holdings, Inc., Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 3/9/27		359	354,502
Ziggo Financing Partnership, Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 4/30/28		250	247,691

			$1,461,189

Utilities — 0.4%
Brookfield WEC Holdings, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 8/1/25		315	$314,204
Calpine Construction Finance Company L.P., Term Loan, 2.105%, (1 mo. USD LIBOR + 2.00%), 1/15/25		162	161,043
USIC Holdings, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/12/28		169	169,178

			$644,425

Total Senior Floating-Rate Loans (identified cost $71,536,398)			$70,749,744

Sovereign Government Bonds — 13.0%

Security	Principal Amount* (000’s omitted)		Value
Albania — 0.1%
Albania Government International Bond, 3.50%, 11/23/31(14)	EUR	210	$231,910

Total Albania			$231,910

Argentina — 0.7%
Republic of Argentina:
1.125%, to 7/9/22, 7/9/35(22)		759	$235,040
2.00%, to 7/9/22, 1/9/38(22)		2,168	824,924
2.50%, to 7/9/22, 7/9/41(22)		279	99,958

Total Argentina			$1,159,922

Bahrain — 0.5%
Kingdom of Bahrain:
6.75%, 9/20/29(14)		451	$474,706
7.375%, 5/14/30(14)		401	434,229

Total Bahrain			$908,935

Barbados — 0.5%
Government of Barbados, 6.50%, 10/1/29(1)		810	$811,524

Total Barbados			$811,524

Security	Principal Amount* (000’s omitted)		Value
Belarus — 0.5%
Republic of Belarus:
5.875%, 2/24/26(14)		200	$167,966
6.875%, 2/28/23(14)		785	746,354

Total Belarus			$914,320

Benin — 0.5%
Benin Government International Bond, 6.875%, 1/19/52(14)	EUR	820	$899,077

Total Benin			$899,077

Colombia — 0.5%
Colombia Government International Bond, 3.25%, 4/22/32		1,100	$937,750

Total Colombia			$937,750

Croatia — 0.5%
Croatia Government International Bond, 1.75%, 3/4/41(14)	EUR	828	$916,966

Total Croatia			$916,966

Dominican Republic — 0.6%
Dominican Republic:
5.875%, 1/30/60(14)		300	$272,250
6.85%, 1/27/45(14)		380	400,102
7.45%, 4/30/44(14)		303	343,772

Total Dominican Republic			$1,016,124

Ecuador — 0.4%
Republic of Ecuador, 0.50% to 7/31/22, 7/31/40(14)(22)		1,260	$643,175

Total Ecuador			$643,175

Egypt — 1.7%
Arab Republic of Egypt:
8.15%, 11/20/59(14)		1,739	$1,408,260
8.50%, 1/31/47(14)		900	754,485
8.70%, 3/1/49(14)		731	621,482
8.875%, 5/29/50(14)		255	219,139

Total Egypt			$3,003,366

El Salvador — 0.1%
Republic of El Salvador, 7.75%, 1/24/23(14)		261	$204,888

Total El Salvador			$204,888

Honduras — 0.1%
Honduras Government International Bond, 5.625%, 6/24/30(14)		158	$154,840

Total Honduras			$154,840

India — 0.6%
Export-Import Bank of India, 2.25%, 1/13/31(14)		1,094	$995,353

Total India			$995,353

Ivory Coast — 0.5%
Ivory Coast Government International Bond:
4.875%, 1/30/32(14)	EUR	400	$423,010
6.625%, 3/22/48(14)	EUR	295	316,975
6.875%, 10/17/40(14)	EUR	100	113,558

Total Ivory Coast			$853,543

Security	Principal Amount* (000’s omitted)		Value
Lebanon — 0.1%
Lebanese Republic:
6.25%, 11/4/24(14)(20)		7	$760
6.25%, 6/12/25(14)(20)		130	14,270
6.40%, 5/26/23(20)		6	656
6.65%, 4/22/24(14)(20)		123	13,438
6.65%, 11/3/28(14)(20)		92	10,035
6.75%, 11/29/27(14)(20)		2	221
6.85%, 5/25/29(20)		3	326
7.00%, 3/20/28(14)(20)		180	18,417
7.05%, 11/2/35(14)(20)		38	4,149
7.15%, 11/20/31(14)(20)		202	20,634
8.20%, 5/17/33(20)		70	7,111
8.25%, 5/17/34(20)		58	5,915

Total Lebanon			$95,932

Oman — 0.5%
Oman Government International Bond:
6.25%, 1/25/31(14)		409	$435,986
7.375%, 10/28/32(14)		351	399,486

Total Oman			$835,472

Pakistan — 0.1%
Islamic Republic of Pakistan, 8.875%, 4/8/51(14)		200	$186,836

Total Pakistan			$186,836

Paraguay — 0.2%
Republic of Paraguay, 4.95%, 4/28/31(14)		259	$283,284

Total Paraguay			$283,284

Romania — 0.8%
Romania Government International Bond:
2.75%, 2/26/26(14)	EUR	84	$99,817
2.75%, 4/14/41(14)	EUR	122	114,929
3.375%, 1/28/50(14)	EUR	258	253,196
3.624%, 5/26/30(14)	EUR	62	72,574
4.625%, 4/3/49(14)	EUR	720	851,775

Total Romania			$1,392,291

Suriname — 1.0%
Republic of Suriname, 9.25%, 10/26/26(14)(20)		2,314	$1,768,474

Total Suriname			$1,768,474

Ukraine — 1.9%
Ukraine Government International Bond:
1.258%, GDP-Linked, 5/31/40(14)(23)		637	$483,515
9.75%, 11/1/28(14)		2,864	2,709,149

Total Ukraine			$3,192,664

United Arab Emirates — 0.5%
Finance Department Government of Sharjah, 4.375%, 3/10/51(14)		970	$877,670

Total United Arab Emirates			$877,670

Security	Principal Amount* (000’s omitted)	Value
Uzbekistan — 0.1%
Republic of Uzbekistan International Bond, 5.375%, 2/20/29(14)	200	$209,446

Total Sovereign Government Bonds (identified cost $24,149,971)		$22,493,762

Sovereign Loans — 1.0%

Borrower	Principal Amount (000’s omitted)	Value
Tanzania — 1.0%
Government of the United Republic of Tanzania:
Term Loan, 5.526%, (6 mo. USD LIBOR + 5.20%), 6/23/22(2)	$271	$275,905
Term Loan, 6.454%, (3 mo. USD LIBOR + 6.30%), 4/28/31(2)	1,460	1,453,621

Total Tanzania		$1,729,526

Total Sovereign Loans (identified cost $1,731,425)		$1,729,526

Warrants — 0.0%

Security	Shares	Value
Entertainment — 0.0%
Cineworld Group PLC, Exp. 11/23/25(11)(12)	19,735	$0

		$0

Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(11)(12)(13)	793	$0

		$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 6.2%

Affiliated Fund — 5.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(24)	10,141,360	$10,140,346

Total Affiliated Fund (identified cost $10,140,377)		$10,140,346

U.S. Treasury Obligations — 0.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 3/3/22(25)	$475	$474,988

Total U.S. Treasury Obligations (identified cost $474,987)		$474,988

Security	Value
Total Short-Term Investments (identified cost $10,615,364)	$10,615,334

Total Investments — 136.4% (identified cost $248,860,867)	$235,550,414

Less Unfunded Loan Commitments — (0.1)%	$(112,268)

Net Investments — 136.3% (identified cost $248,748,599)	$235,438,146

Other Assets, Less Liabilities — (36.3)%	$(62,765,551)

Net Assets — 100.0%	$172,672,595

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $60,629,620 or 35.1% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2022.

(3)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2022.

(5)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2022.

(7)	Represents an investment in an issuer that may be deemed to be an affiliate.

(8)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2022.

(9)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(10)	Amount is less than 0.05%.

(11)	Non-income producing security.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(14)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of these securities is $20,539,689 or 11.9% of the Fund’s net assets.

(15)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(16)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(17)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2022, the total value of unfunded loan commitments is $111,914.

(18)

The stated interest rate represents the weighted average interest rate at January 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(19)	This Senior Loan will settle after January 31, 2022, at which time the interest rate will be determined.

(20)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(21)	Fixed-rate loan.

(22)	Step coupon security. Interest rate represents the rate in effect at January 31, 2022.

(23)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(24)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

(25)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
EUR	160,947	USD	182,028	3/16/22	$(1,044)
EUR	1,234,121	USD	1,395,762	3/16/22	(8,004)
EUR	2,348,339	USD	2,655,916	3/16/22	(15,230)
USD	4,363,664	EUR	3,858,314	3/16/22	25,023
USD	2,171,807	EUR	1,920,293	3/16/22	12,454
USD	1,108,724	EUR	980,325	3/16/22	6,358
USD	936,651	EUR	828,179	3/16/22	5,371
USD	232,629	EUR	205,689	3/16/22	1,334
USD	1,302	EUR	1,151	3/16/22	8

					$26,270

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,589,554	EUR	1,397,000	Standard Chartered Bank	2/2/22	$20,094	$—
USD	1,566,889	EUR	1,397,000	Standard Chartered Bank	3/2/22	—	(3,448)

						$20,094	$(3,448)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Interest Rate Futures
Euro-Bobl	(2)	Short	3/8/22	$(297,130)	$4,022
Euro-Bund	(20)	Short	3/8/22	(3,799,734)	103,425
Euro-Buxl	(5)	Short	3/8/22	(1,141,987)	70,216
U.S. 5-Year Treasury Note	(6)	Short	3/31/22	(715,219)	7,782
U.S. 10-Year Treasury Note	(1)	Short	3/22/22	(127,969)	(391)
U.S. Long Treasury Bond	(3)	Short	3/22/22	(466,875)	3,519
U.S. Ultra-Long Treasury Bond	(18)	Short	3/22/22	(3,400,875)	83,250

					$271,823

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$4,020	1.00% (pays quarterly)(1)	12/20/26	2.26%	$(224,282)	$223,450	$(832)
Colombia	5,000	1.00% (pays quarterly)(1)	12/20/26	2.12	(249,952)	107,651	(142,301)
Croatia	5,000	1.00% (pays quarterly)(1)	12/20/26	0.73	69,197	(77,833)	(8,636)
Hungary	2,200	1.00% (pays quarterly)(1)	12/20/26	0.54	50,519	(62,737)	(12,218)
Indonesia	4,760	1.00% (pays quarterly)(1)	12/20/26	0.91	26,811	(67,324)	(40,513)
Mexico	2,500	1.00% (pays quarterly)(1)	12/20/26	1.05	(2,993)	(5,888)	(8,881)
Peru	1,999	1.00% (pays quarterly)(1)	12/20/26	0.83	18,054	(4,759)	13,295
Poland	2,500	1.00% (pays quarterly)(1)	6/20/23	0.13	33,144	(13,182)	19,962
Ukraine	2,000	5.00% (pays quarterly)(1)	12/20/26	7.92	(203,137)	121,167	(81,970)

Total	$29,979				$(482,639)	$220,545	$(262,094)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	Citibank, N.A.	$1,050	1.00% (pays quarterly)(1)	12/20/31	3.06%	$(169,752)	$150,404	$(19,348)
Dubai	Bank of America, N.A.	2,000	1.00% (pays quarterly)(1)	12/20/22	0.28	15,252	5,632	20,884
Dubai	Bank of America, N.A.	3,000	1.00% (pays quarterly)(1)	6/20/23	0.42	27,661	3,764	31,425
Kazakhstan	Barclays Bank PLC	2,500	1.00% (pays quarterly)(1)	12/20/22	0.36	17,377	6,722	24,099
Mexico	Citibank, N.A.	1,388	1.00% (pays quarterly)(1)	12/20/31	1.71	(83,255)	61,311	(21,944)
Romania	Barclays Bank PLC	4,000	1.00% (pays quarterly)(1)	12/20/26	0.84	35,392	(56,549)	(21,157)

Total		$13,938				$(157,325)	$171,284	$13,959

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2022, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $43,917,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

COF	-	Cost of Funds 11th District

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

TBA	-	To Be Announced

SOFR	-	Secured Overnight Financing Rate

Currency Abbreviations:

EUR	-	Euro

USD	-	United States Dollar

At January 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At January 31, 2022, the value of the Fund’s investment in affiliated issuers and funds was $11,785,983, which represents 6.8% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units, end of period

Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class D, 3.00%, 5/15/49	$874,032	$—	$—	$—	$(14,168)	$861,324	$8,961	$1,000,000
Series 2016-C32, Class D, 3.396%, 12/15/49	206,909	—	—	—	(3,393)	203,918	2,524	250,000
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49	578,977	—	—	—	(489)	580,395	10,187	1,000,000
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	8,354,666	49,257,685	(47,471,136)	(838)	(31)	10,140,346	2,696	10,141,360

				$(838)	$(18,081)	$11,785,983	$24,368

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$—	$27,640,552	$—	$27,640,552
Collateralized Mortgage Obligations	—	17,458,148	—	17,458,148
Commercial Mortgage-Backed Securities	—	17,021,406	—	17,021,406
U.S. Government Agency Mortgage-Backed Securities	—	44,563,955	—	44,563,955
Common Stocks	286,727	329,486	94,714	710,927
Corporate Bonds	—	22,489,500	—	22,489,500
Preferred Stocks	—	77,560	—	77,560
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	70,637,476	—	70,637,476
Sovereign Government Bonds	—	22,493,762	—	22,493,762
Sovereign Loans	—	1,729,526	—	1,729,526
Warrants	—	0	0	0
Short-Term Investments -
Affiliated Fund	—	10,140,346	—	10,140,346
U.S. Treasury Obligations	—	474,988	—	474,988
Total Investments	$286,727	$235,056,705	$94,714	$235,438,146
Forward Foreign Currency Exchange Contracts	$—	$70,642	$—	$70,642
Futures Contracts	272,214	—	—	272,214
Swap Contracts	—	293,407	—	293,407
Total	$558,941	$235,420,754	$94,714	$236,074,409

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(27,726)	$—	$(27,726)
Futures Contracts	(391)	—	—	(391)
Swap Contracts	—	(933,371)	—	(933,371)
Total	$(391)	$(961,097)	$—	$(961,488)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2022 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.